Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.    Commitments and Contingencies

Operating Leases

We lease office space and equipment in our headquarters location in Reston, Virginia, as well as in the United Kingdom, France, Germany, Canada, and Australia, under non-cancellable operating lease agreements which have various expiration dates through 2026 for our office space and various expiration dates through 2019 for our equipment.

A summary of our future minimum gross and net lease commitments by year as of December 31, 2016 is as follows (in thousands):

	Office Leases	Equipment Leases
2017	$6,868	$277
2018	6,538	131
2019	6,720	6
2020	4,780	—
2021	2,466	—
Thereafter	1,304	—

	28,676	414
Less: minimum payments to be received from subleases	(527)	—

Total	$28,149	$414

We record rent expense using the total minimum rent commitment, amortized on the straight-line method over the term of the lease. The difference between monthly rental payments and recorded rent expense is charged to deferred rent. As of December 31, 2015 and 2016, deferred rent totaled $1.5 million and $2.4 million, respectively, and is included within other current liabilities and other long-term liabilities on the accompanying consolidated balance sheets.

In September 2014, we entered into an agreement to sublease a certain rented facility to a subtenant. The sublease agreement commenced on November 1, 2014 and will expire when the original lease agreement expires in October 2017. We received $0.1 million for the year ended December 31, 2014 and $0.6 million for each of the years ended December 31, 2015 and 2016 in rental income from the subtenant.

Total rent and lease expense was $3.8 million, $4.6 million and $6.6 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Other Commitments

We also have entered into a non-cancellable agreement for the use of technology that is integral in the development of our software and pay annual royalty fees of $0.3 million.

Letters of Credit

As of December 31, 2015 and 2016, we had outstanding letters of credit totaling $0.8 million and $1.3 million, respectively, in connection with securing our leased office space. All letters of credit are secured by our borrowing arrangement as described in Note 4.

Legal

From time to time, we are subject to legal, regulatory and other proceedings and claims that arise in the ordinary course of business. There are no issues or resolution of any matters that are expected to have a material adverse impact on our consolidated financial statements.